Variable Interest Entities (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 rig	Dec. 31, 2012	Dec. 31, 2013 West Linus	Dec. 31, 2013 Ship Finance	Jun. 28, 2013 Ship Finance North Atlantic Drilling	Dec. 31, 2013 Ship Finance North Atlantic Drilling	Jun. 28, 2013 VIE, primary beneficiary West Linus	Jun. 28, 2013 VIE, primary beneficiary North Atlantic Drilling West Linus
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements	2
Term of lease contracts	15 years
Contingent consideration arrangements, maximum					$ 600			$ 600
Number of newbuild jack-ups under finance lease arrangements	1
Guarantor Obligations, Maximum Exposure, Undiscounted							525
Lessee Leasing Arrangements, Operating Leases, Term of Contract						15 years		15 years
Sale Leaseback Transaction, Gross Proceeds			600					195
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 1,415	$ 935		$ 195